Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Deferred Revenue [Abstract]
Schedule of Contract Liabilities

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Non-current	78	86
Current	1,608	1,834

	1,686	1,920